UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

Amendment No. 1

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

x	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

ÿ	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

ÿ	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported):

January 1, 2009

Santander UK plc1

(Exact name of securitizer as specified in its charter)

025-00440	0001087711
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Thomas Ranger, +44 20 7756 6303

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ÿ

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ÿ

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ÿ

1
Santander UK plc, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the residential mortgage asset class, and issued and offered by the issuing entities Fosse Master Issuer PLC and Holmes Master Issuer PLC in either offerings registered under the U.S. Securities Act of 1933, as amended (the Securities Act) or in reliance on Rule 144A under the Securities Act.  The information included in this Form does not reflect asset-backed securities issued and sold solely in offerings outside the United States in reliance on Regulation S under the Securities Act.

EXPLANATORY NOTE

This Form ABS-15G/A is being filed by Santander UK plc, as securitizer, to adjust certain of the US Dollar amounts of the total assets in ABS by originator (only in rows (1) to (6) of column (e) in each table below), as included in the Form ABS-15G initially filed on February 13, 2012, based on the historical exchange rates for pounds sterling (GBP) to US Dollars provided by Bloomberg as of the relevant portfolio cut-off date for the applicable series of asset-backed securities.

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Rule 15Ga-1 Initial Filing for Fosse Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator 1	Total Assets in ABS by Originator 2			Assets That Were Subject of Demand 3			Assets That Were Repurchased or Replaced 3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 4	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans5
Issuing Entity: Fosse Master Issuer PLC
(1) Series 2007-1 Issuance (issued on 1 August 2007, stated as at 24 May 2007 cut-off date) 6		Alliance & Leicester plc	94,671	16,341,258,343.80	100.00%

_____________________________

1 Banco Santander, S.A., the parent company of Santander UK plc, acquired the entire issued share capital of Alliance & Leicester plc in October 2008 and, in January 2009, transferred all of its shares in Alliance & Leicester plc to Santander UK plc.  On 28 May 2010 (the effective date), Alliance & Leicester plc transferred substantially all of its business, assets and liabilities to Santander UK plc pursuant to an English court-approved business transfer scheme. In December 2010, all Alliance & Leicester plc branches were rebranded as Santander. The asset pool under the Fosse Residential Mortgage Backed Note Programme contains assets originated by Alliance & Leicester plc prior to the effective date, but Alliance & Leicester plc no longer originates residential mortgages as a separate legal entity. From the effective date, mortgage loans originated by Santander UK plc were sold into this asset pool, subject to the satisfaction of relevant conditions under the documentation. Therefore, all references in this filing to “Alliance & Leicester plc” should now be regarded as references to “Santander UK plc”.

2 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Fosse Master Issuer PLC, under its Residential Mortgage Backed Note Programme, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in rows (11) and (12) in respect of the issuing entity (see Note 3 below). For each row, per issuance and per originator (if there is more than one), the total assets and outstanding principal balances of assets in the pool are shown. Rows (11) and (12) for columns (d), (e) and (f) also show the number and outstanding principal balance of assets in the entire asset pool backing the issuances by Fosse Master Issuer PLC, per originator (row 11) and totals (row 12), as at 31 December 2011, for the purpose of calculating the percentages of the repurchases as at the end of the initial reporting period.

3 The assets that were subject to demand and repurchased as a result of breaches of representations and warranties in relation to the asset-backed securities issued by Fosse Master Issuer PLC are shown in rows (11) and (12) for columns (g) to (x). As required under Rule 15Ga-1, the number of assets disclosed in columns (g) to (x) is reported for the initial three-year period ended 31 December 2011, and the outstanding principal balances of those assets are disclosed as at 31 December 2011.

4 The total principal balance for these assets is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purposes of this filing, this original sterling amount has been converted to US Dollars using historical exchange rates for GBP to USD conversions as provided by Bloomberg. For the amounts provided for issuances of Series 2007-1, 2008-1, 2010-1, 2010-2, 2010-3 and 2010-4 Notes in column (e), the relevant reference date for the exchange rate is the portfolio cut-off date shown in column (a). If the relevant reference date did not fall on a business day, the exchange rate provided by Bloomberg for the next following business day is used; unless such business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding business day is used. For amounts provided for the issuance of Series 2011-1 Notes in column (e), the relevant reference date for the exchange rate is the month end date shown in column (a) and, for the amounts provided for the issuance of Series 2011-2 Notes, the reference date for the exchange rate is 30 December 2011.

5 These are residential mortgage loans secured over properties located in England, Wales, Scotland and Northern Ireland.

6 The number of assets and outstanding principal balances stated for columns (d) and (e) for the Series 2007-1, 2008-1, 2010-1, 2010-2, 2010-3 and 2010-4 Notes are stated as at the portfolio cut-off date of each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

Name of Issuing Entity	Check if Registered	Name of Originator 1	Total Assets in ABS by Originator 2			Assets That Were Subject of Demand 3			Assets That Were Repurchased or Replaced 3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 4	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
(2) Series 2008-1 Issuance (issued on 21 August 2008, stated as at 31 July 2008 cut-off date)		Alliance & Leicester plc	85,956	14,303,066,828.20	100.00%
(3) Series 2010-1 Issuance (issued on 12 March 2010, stated as at 31 December 2009 cut-off date)		Alliance & Leicester plc	87,359	11,329,335,634.36	100.00%
(4) Series 2010-2 Issuance (issued on 3 June 2010, stated as at 11 April 2010 cut-off date)		Alliance & Leicester plc	131,232	17,490,926,040.33	100.00%
(5) Series 2010-3 Issuance (issued on 27 July 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%
(6) Series 2010-4 Issuance (issued on 9 September 2010, stated as at 10 June 2010 cut-off date)		Alliance & Leicester plc	153,545	20,475,665,619.92	100.00%

Name of Issuing Entity	Check if Registered	Name of Originator 1	Total Assets in ABS by Originator 2			Assets That Were Subject of Demand 3			Assets That Were Repurchased or Replaced 3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 4	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
(7) Series 2011-1 Issuance (issued on 25 May 2011, stated as at 31 May 2011) 7		Alliance & Leicester plc	196,277	28,772,227,103.51	98.48%
		Santander UK plc	1,989	442,727,348.62	1.52%
(8) Total (2011-1 Issuance)			198,266	29,214,954,452.13	100.00%
(9) Series 2011-2 Issuance (issued on 6 December 2011, stated as at 31 December 2011) 7		Alliance & Leicester plc	188,083	26,075,178,022.07	89.83%
		Santander UK plc	14,018	2,953,080,041.87	10.17%
(10) Total (2011-2 Issuance)			202,101	29,028,258,063.94	100.00%
(11) Total assets in pool per originator (as at 31 December 2011)		Alliance & Leicester plc	188,083	26,075,178,022.07	89.83%	51	61,838,491.01	0.21%	51	61,838,491.01	0.21%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
		Santander UK plc	14,018	2,953,080,041.87	10.17%	19	23,085,355.45	0.08%	19	23,085,355.45	0.08%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
(12) Total (as at 31 December 2011)		Santander UK plc and Alliance & Leicester plc	202,101	29,028,258,063.948	100.00%	70	84,923,846.46	0.29%	70	84,923,846.46	0.29%	0	0	0%	0	0	0%	0	0	0%	0	0	0%

_____________________________

7 The total number of assets and outstanding principal balances stated for columns (d) and (e) for the issuances of Series 2011-1 and Series 2011-2 Notes are stated as at the month end for the month in which the relevant issuance occurred, as the offering documents for these issuances did not provide separate information per originator as at the portfolio cut-off date, but a total number of assets in the pool. See also Notes 1 and 4 above.

8 Converted using historical GBP to USD exchange rate as at 30 December 2011 (£1 = $1.5509) as stated by Bloomberg.

Rule 15Ga-1Initial Filing for Holmes Master Issuer PLC under its Residential Mortgage Backed Note Programme

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator 9			Assets That Were Subject of Demand 10			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($) 11	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)	(#)	($)	(% of prin- cipal bal- ance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class: Residential Mortgage Loans12
Issuing Entity: Holmes Master Issuer PLC
(1) Series 2007-1 Issuance (issued on 28 March 2007, stated as at 31 December 2006 cut-off date) 13	14	Santander UK plc	605,234	108,780,034,277.33	100.00%
(2) Series 2007-2 Issuance (issued on 20 June 2007, stated as at 31 December 2006 cut-off date)	15	Santander UK plc	605,234	108,780,034,277.33	100.00%
(3) Series 2010-1 Issuance (issued on 12 November 2010, stated as at 8 October 2010 cut-off date)		Santander UK plc	135,820	22,413,583,709.02	100.00%
(4) Series 2011-1 Issuance (issued on 9 February 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(5) Series 2011-2 Issuance (issued on 25 March 2011, stated as at 8 December 2010 cut-off date)		Santander UK plc	131,722	21,336,403,177.89	100.00%
(6) Series 2011-3 Issuance (issued on 21 September 2011, stated as at 8 August 2011 cut-off date)		Santander UK plc	113,966	18,529,805,933.92	100.00%
(7) Total (as at 31 December 2011)		Santander UK plc	104,626	15,923,263,047.0016	100.00%	8,111	511,674,647.25	3.21%	8,111	511,674,647.25	3.21%	0	0	0%	0	0	0%	0	0	0%	0	0	0%
_____________________________

9 The total assets for columns (d), (e) and (f) are reported by reference to each issuance by the issuing entity, Holmes Master Issuer PLC, as this is not a stand-alone securitisation (but a master trust). Accordingly, information as to assets that were the subject of demand and repurchased is shown in row (7) in respect of the issuing entity (see Note 10 below). For each row, per issuance, the total assets and outstanding principal balances of assets in the pool are reported. Row (7) for columns (d), (e) and (f) also shows the number of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at 31 December 2011 for the purpose of calculating the percentages of the repurchases for the initial reporting period.

10 The assets that were subject to repurchase as a result of breaches of representations and warranties in relation to asset-backed securities issued by Holmes Master Issuer PLC are shown in row (7) for columns (g) to (x). As required under Rule 15Ga-1, the number of assets disclosed in columns (g) to (x) is reported for the initial three-year period ended 31 December 2011, and the outstanding principal balances of those assets are disclosed as at 31 December 2011. Row (7), for columns (d), (e) and (f) also shows the number and outstanding principal balance of total assets in the entire asset pool backing the issuances by Holmes Master Issuer PLC as at 31 December 2011 for the purpose of calculating the percentages of the repurchases for the initial reporting period.

11 The total principal balance is originally stated in pounds sterling (GBP), being the underlying currency of the assets. For the purposes of this filing, this original sterling amount has been converted to US Dollars using historical exchange rates for GBP to USD conversions as provided by Bloomberg. For the amounts provided for issuances of asset-backed securities by Holmes Master Issuer PLC, the relevant reference date for the exchange rate is the portfolio cut-off date shown in column (a).  If the relevant reference date did not fall on a business day, the exchange rate provided by Bloomberg for the next following business day is used; unless such business day fell in another calendar month, in which case the exchange rate provided by Bloomberg for the immediately preceding business day is used.

12 These are residential mortgage loans secured over properties located in England, Wales and Scotland.

13 The numbers of loan accounts and total balances stated for columns (d) and (e) for all issuances by Holmes Master Issuer PLC are stated as at a portfolio cut-off date for each such issuance. The portfolio cut-off date is the relevant reference date for the statistical information on the portfolio included in the offering document for each issuance.

14 The Series 2007-1 asset-backed securities issued by Holmes Master Issuer PLC (Commission File Number 333-139944-01; CIK# 0001394660) have been deregistered.

15 The Series 2007-2 asset-backed securities issued by Holmes Master Issuer PLC (Commission File Number 333-139944-01; CIK# 0001394660) have been deregistered.

16 Converted using historical GBP to USD exchange rate as at 30 December 2011 (£1 = $1.5509) as stated by Bloomberg.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc
(Securitizer)

By:           /s/ Thomas Ranger
Name:      Thomas Ranger
Title:        Duly Authorized Attorney

Date:  May 10, 2012